Transamerica Inflation Opportunities Expense Example - Retail Class [Member] - Transamerica Inflation Opportunities	Oct. 31, 2025 USD ($)
A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 562
Expense Example, with Redemption, 3 Years	745
Expense Example, with Redemption, 5 Years	945
Expense Example, with Redemption, 10 Years	1,519
C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	274
Expense Example, with Redemption, 3 Years	558
Expense Example, with Redemption, 5 Years	966
Expense Example, with Redemption, 10 Years	2,109
I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	65
Expense Example, with Redemption, 3 Years	205
Expense Example, with Redemption, 5 Years	357
Expense Example, with Redemption, 10 Years	798
I2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	54
Expense Example, with Redemption, 3 Years	172
Expense Example, with Redemption, 5 Years	301
Expense Example, with Redemption, 10 Years	676
R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	54
Expense Example, with Redemption, 3 Years	172
Expense Example, with Redemption, 5 Years	301
Expense Example, with Redemption, 10 Years	$ 676